FOREIGN EXCHANGE POSITION (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 4,149	€ 4,592	€ 4,983
Fair value as of the balance sheet date of foreign currency total liabilities	€ 4,416	€ 4,264	€ 4,496